Supplier Concentration	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Supplier Concentration

13. Supplier Concentration

The Company relies on a limited number of third-party suppliers to provide the components used in our POWERHOUSE™ in-roof solar shingles and our solar energy systems. The production of POWERHOUSE™ solar laminates, connectors and wire harnesses is concentrated in China so it is reasonably possible that operations could be disrupted in the future.